Catalyst Hedged Futures Strategy Fund

Catalyst Dynamic Alpha Fund

each a series of

Mutual Fund Series Trust

Incorporated herein by reference is the definitive version of the prospectus for Catalyst Hedged Futures Strategy Fund and Catalyst Dynamic Alpha Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on November 5, 2014 (SEC Accession No. 0000910472-14-004874).